CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Current Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 360,339	€ 349,176
Receivables from financing activities	1,613,396	1,661,632
Tax receivables	31,715	15,918
Other current assets	159,223	137,763
Total	€ 2,164,673	€ 2,164,489